EXPLORATION AND EVALUATION EXPENDITURES - Disclosure of detailed information about exploration and evaluation expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	$ 5,444	$ 10,476
Assays [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	396	499
Depreciation [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	27	10
Drilling [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	2,459	7,473
Field and administrative costs [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	1,119	976
Salaries and remuneration [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	1,045	1,174
Share-based compensation [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	338	292
Technical consulting services and studies [Member]
Exploration And Evaluation Expenditures [Line Items]
Exploration and evaluation expenditures	$ 60	$ 52